Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of detailed information of operating income loss [line items]
Performance criteria	For grant in 2019 ERYP: maximum between the share price before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €4.25, ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, Tri: (ERYi - ERY2019) / (ERY2019 x (PM – 1)) with PM = 3 If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Grant In January 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Share Price1	€ 13.46
Grant In June 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Share Price1	26.47
Grant In October 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Share Price1	€ 24.48
Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Performance criteria	ERYP: average price of the 40-quoted market share price days before the grant date (€13.46 in January 2017, €26.47 in June 2017, €24.48 in October 2017, €20.12 in January 2018, €6.54 in January 2019 and €7.52 in April 2019). ERYPi: average price of the 40-quoted market share price days before the acquisition date, Tri: (ERYPi /ERYP) -1 If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Share Price1	€ 20.12
Grant In January 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Share Price1	6.54
Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Share Price1	€ 7.52